UNITED STATES
SECURITIES AND EXCHANGE COMMISIION
WASHINGTON, DC 20549

FORM 13F COVER PAGE

Report for the Quarter Ended:		March 31, 2000

Check here if Amendment {  }		Amendment Number:

This Amendment (Check only one):	[  ] is a restatement.

					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:			A. Montag and Associates Inc.
Address:			100 Peachtree Street
			339 Equitable Building
			Atlanta, GA  30303

13F File Number:		28-2209
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